Submission	Sep. 27, 2024
Submission [Line Items]
Central Index Key	0000907471
Registrant Name	PATHWARD FINANCIAL, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES